Subsequent events	6 Months Ended
Jun. 30, 2018
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Subsequent events
32.	Subsequent events

Leniency agreement with SBM

On July 26, 2018, the Company signed a leniency agreement with Ministry of Transparency and the General Federal Inspector’s Office (CGU), Brazilian Federal Attorney-General’s Office (AGU), SBM Offshore N.V. and SBM Holding Inc S.A. According to the agreement, the Company is entitled to receive US$ 142 in up to 90 days after its signing, in addition to a deduction of the nominal value of US$ 179 from future payments owed by the Company to SBM based on prevailing contracts.